Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2013
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 12, 2014
Prospectus Date	rr_ProspectusDate	Feb. 12, 2014
HANCOCK HORIZON VALUE FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON VALUE FUND
Supplement [Text Block]	aicfii_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON VALUE FUND

 (THE "FUND")

SUPPLEMENT DATED FEBRUARY 12, 2014

TO THE

INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")

AND

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),

EACH DATED MAY 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1.	Under the heading "Shareholder Fees (fees paid directly from your investment)" in the "Fund Fees and Expenses" sections of the Fund Summary sections of the Prospectus, the "Class A Shares" column is hereby deleted and replaced with the following:

Supplement Closing [TextBlock]	aicfii_SupplementClosingTextBlock
2.	In the "Sales Charges" section of the Prospectus, the third sentence under the subsection entitled "Contingent Deferred Sales Charges (CDSC) - Class A Shares" on page 58 is hereby deleted and replaced with the following:

If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request.

3.	In the "Distributor" section of the SAI, the existing footnote references in the table under the heading "Dealer Reallowances" on page 54 are hereby deleted and replaced with a reference to the "$1,000,000 and over" column.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HANCOCK HORIZON VALUE FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
HANCOCK HORIZON GROWTH FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON GROWTH FUND
Supplement [Text Block]	aicfii_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON GROWTH FUND

(THE "FUND")

SUPPLEMENT DATED FEBRUARY 12, 2014

TO THE

INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")

AND

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),

EACH DATED MAY 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1.	Under the heading "Shareholder Fees (fees paid directly from your investment)" in the "Fund Fees and Expenses" sections of the Fund Summary sections of the Prospectus, the "Class A Shares" column is hereby deleted and replaced with the following:

Supplement Closing [TextBlock]	aicfii_SupplementClosingTextBlock
2.	In the "Sales Charges" section of the Prospectus, the third sentence under the subsection entitled "Contingent Deferred Sales Charges (CDSC) - Class A Shares" on page 58 is hereby deleted and replaced with the following:

If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request.

3.	In the "Distributor" section of the SAI, the existing footnote references in the table under the heading "Dealer Reallowances" on page 54 are hereby deleted and replaced with a reference to the "$1,000,000 and over" column.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HANCOCK HORIZON GROWTH FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
Supplement [Text Block]	aicfii_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

(THE  “FUND”)

SUPPLEMENT DATED FEBRUARY 12, 2014

TO THE

INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")

AND

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),

EACH DATED MAY 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1.	Under the heading "Shareholder Fees (fees paid directly from your investment)" in the "Fund Fees and Expenses" sections of the Fund Summary sections of the Prospectus, the "Class A Shares" column is hereby deleted and replaced with the following:

Supplement Closing [TextBlock]	aicfii_SupplementClosingTextBlock
2.	In the "Sales Charges" section of the Prospectus, the third sentence under the subsection entitled "Contingent Deferred Sales Charges (CDSC) - Class A Shares" on page 58 is hereby deleted and replaced with the following:

If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request.

3.	In the "Distributor" section of the SAI, the existing footnote references in the table under the heading "Dealer Reallowances" on page 54 are hereby deleted and replaced with a reference to the "$1,000,000 and over" column.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
HANCOCK HORIZON BURKENROAD SMALL CAP FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON BURKENROAD SMALL CAP FUND
Supplement [Text Block]	aicfii_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

(THE "FUND")

SUPPLEMENT DATED FEBRUARY 12, 2014

TO THE

INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")

AND

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),

EACH DATED MAY 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1.	Under the heading "Shareholder Fees (fees paid directly from your investment)" in the "Fund Fees and Expenses" sections of the Fund Summary sections of the Prospectus, the "Class A Shares" column is hereby deleted and replaced with the following:

Supplement Closing [TextBlock]	aicfii_SupplementClosingTextBlock
2.	In the "Sales Charges" section of the Prospectus, the third sentence under the subsection entitled "Contingent Deferred Sales Charges (CDSC) - Class A Shares" on page 58 is hereby deleted and replaced with the following:

If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request.

3.	In the "Distributor" section of the SAI, the existing footnote references in the table under the heading "Dealer Reallowances" on page 54 are hereby deleted and replaced with a reference to the "$1,000,000 and over" column.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HANCOCK HORIZON BURKENROAD SMALL CAP FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
Supplement [Text Block]	aicfii_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

(THE "FUND")

SUPPLEMENT DATED FEBRUARY 12, 2014

TO THE

INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")

AND

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),

EACH DATED MAY 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1.	Under the heading "Shareholder Fees (fees paid directly from your investment)" in the "Fund Fees and Expenses" sections of the Fund Summary sections of the Prospectus, the "Class A Shares" column is hereby deleted and replaced with the following:

Supplement Closing [TextBlock]	aicfii_SupplementClosingTextBlock
2.	In the "Sales Charges" section of the Prospectus, the third sentence under the subsection entitled "Contingent Deferred Sales Charges (CDSC) - Class A Shares" on page 58 is hereby deleted and replaced with the following:

If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request.

3.	In the "Distributor" section of the SAI, the existing footnote references in the table under the heading "Dealer Reallowances" on page 54 are hereby deleted and replaced with a reference to the "$1,000,000 and over" column.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
HANCOCK HORIZON U.S. SMALL CAP FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON U.S. SMALL CAP FUND
Supplement [Text Block]	aicfii_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON U.S. SMALL CAP FUND

(THE "FUND")

SUPPLEMENT DATED FEBRUARY 12, 2014

TO THE

INSTITUTIONAL CLASS, CLASS A AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")

AND

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"),

EACH DATED DECEMBER 23, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN

THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

AND SAI.

Effective February 12, 2014, Fund investments of $1,000,000 or more redeemed within 18 months of purchase may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. Accordingly, the Prospectus and SAI are revised as follows:

1.	In the "Fund Fees and Expenses" section of the Prospectus, the "Shareholder Fees (fees paid directly from your investment)" table on page 1 is hereby deleted and replaced with the following:

Supplement Closing [TextBlock]	aicfii_SupplementClosingTextBlock
2.	In the "Sales Charges" section of the Prospectus, the following footnote is added to the last row of the table under the heading "Front-End Sales Charges - Class A Shares" on page 12:

(1)	If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to the following deferred sales charges if you redeem your shares within 18 months of purchase: 0.75% on a purchase of $1,000,000 but less than $4,000,000 of Class A Shares; 0.50% on a purchase of $4,000,000 but less than $50 million of Class A Shares; and 0.25% on a purchase of Class A Shares over $50 million.

3.	In the "Sales Charges" section of the Prospectus, the following sentence is hereby added after the second sentence in the "General Information about Sales Charges" subsection on page 13:

The Distributor may pay dealers up to 0.75% on aggregate investments of $1,000,000 or more in Class A Shares of the Fund.

4.	The following subsection is hereby added to the end of the "Sales Charges" section of the Prospectus:

CONTINGENT DEFERRED SALES CHARGES (CDSC) - CLASS A SHARES

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. In these circumstances, the offering price of Class A Shares is the NAV. If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of up to 0.75% on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request. The sales charge does not apply to shares you purchase through a fee-based account or trust account or through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of the Fund for Class A Shares of another Hancock Horizon Fund.

5.	In the "Distributor" section of the SAI, the following footnote is added to the last column of the table under the heading "Dealer Reallowances" on page S-32:

(1)	If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to the following deferred sales charges if you redeem your shares within 18 months of purchase: 0.75% on a purchase of $1,000,000 but less than $4,000,000 of Class A Shares; 0.50% on a purchase of $4,000,000 but less than $50 million of Class A Shares; and 0.25% on a purchase of Class A Shares over $50 million.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HANCOCK HORIZON U.S. SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
HANCOCK HORIZON U.S. SMALL CAP FUND | CLASS A SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
HANCOCK HORIZON U.S. SMALL CAP FUND | CLASS C SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none

[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.